Investment Objectives and Goals - Cohen & Steers Future of Energy Active ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	COHEN & STEERS FUTURE OF ENERGY ACTIVE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Cohen & Steers Future of Energy Active ETF (the “Fund”) is to provide attractive total return, comprised of current income and price appreciation.